Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2023	Jun. 30, 2022
Provisions [abstract]
Employee benefits	$ 1,749	$ 1,351
Restructuring	28	27
Post-retirement employee benefits	373	281
Total provisions	2,150	1,659
Current	1,734	1,319
Non-current	$ 416	$ 340